Consolidated Statements of Operations and Comprehensive Income (Loss) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 17,110	$ 132,907	$ 119,110	$ 119,728
Cost of sales	(13,914)	(108,084)	(97,004)	(100,892)
Gross profit	3,196	24,823	22,106	18,836
Operating expenses:
Selling and marketing expenses	(283)	(2,195)	(1,961)	(2,057)
General and administrative expenses	(4,684)	(36,391)	(20,535)	(19,239)
Total operating expenses	(4,967)	(38,586)	(22,496)	(21,296)
Loss from operations	(1,771)	(13,763)	(390)	(2,460)
Other income (expenses):
Exchange gain, net			213
Gain (loss) on disposal of property, plant and equipment			(1)	12,458
Interest income	35	275	84	20
Interest expense	(71)	(552)	(1,708)	(1,581)
Government grant	21	167	205
Other income, net	17	132	266	528
Total other income (expenses), net	2	22	(941)	11,425
Income (Loss) before income tax expense	(1,769)	(13,741)	(1,331)	8,965
Income tax expense	(224)	(1,741)	(131)	(312)
Net income (loss)	(1,993)	(15,482)	(1,462)	8,653
Other comprehensive loss
Foreign currency translation loss, net of taxes	(110)	(854)	(809)	(2,575)
Total comprehensive income (loss)	$ (2,103)	$ (16,336)	$ (2,271)	$ 6,078
Net income (loss) per share attributable to ordinary shareholders
Net income (loss) per share attributable to ordinary shareholders, Basic | (per share)	$ (18.02)	$ (139.98)	$ (14.50)	$ 86.53
Net income (loss) per share attributable to ordinary shareholders, Diluted | (per share)	$ (18.02)	$ (139.98)	$ (14.50)	$ 86.53
Weighted average number of ordinary shares used in computing net income (loss) per share
Weighted average number of ordinary shares used in computing net income (loss) per share, Basic	11,059,932	11,059,932	10,084,932	10,000,000
Weighted average number of ordinary shares used in computing net income (loss) per share, Diluted	11,059,932	11,059,932	10,084,932	10,000,000